Subsequent Events - Dispositions - E Energy Adams (Details) - USD ($) $ in Millions	May 03, 2018	Mar. 31, 2018
E Energy Adams, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of interest in equity method investee	$ 18.6
Operating segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Ownership interest		50.00%
Refined products and renewables | Operating segment | E Energy Adams, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Ownership interest		20.00%